Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,453,949.76
Total Fee Amount	11,663.09
Total Offset Amount	0.00
Net Fee	$ 11,663.09
Offering Table N/A
Offset Table N/A	N/A